Segment Information - Reconciliation of Operating Earnings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reconciliation from Segment Totals to Consolidated [Abstract]
Operating earnings	$ 1,769.6	[1],[2]	$ 1,965.7	[1],[2]	$ 1,555.4	[1],[2]
Net realized capital gains, after tax	71.0		109.1		183.8
Litigation-related settlement (2012)	(78.0)		0		0
Transaction-related costs, after tax	(25.4)		0
Loss on early extinguishment of debt, net of tax	55.2		0		0
Severance and/or facilities charge	(24.1)		0		(30.8)
Voluntary early retirement expense, after tax	0		(89.1)		0
Litigation-related insurance proceeds, after tax	0		0		101.5
Net income	1,657.9		1,985.7		1,766.8
Revenue from external customers	35,568.9	[3],[4]	32,681.1	[3],[4]	32,962.2	[3],[4]
Settlement of class action litigation, pretax	120.0
Transaction-related costs	32.6
Loss on early extinguishment of long-term debt	(84.9)		0		0
Severence and facilities charge (pretax)					47.4
Severance Costs (pretax)	37.0
Voluntary early retirement expense (pretax)			137.0
Transaction Related Cost, After-tax (2010)					(43.1)
Transaction Related Cost, Pretax (2010)					66.2
Litigation-related insurance proceeds, after tax					101.5
Litigation-related insurance proceeds, pretax					156.3
Group Annuity Contract Conversion Premium	941.4	[5]	0	[5]	0	[5]
Benefit Expense on Group Annuity Contract Conversion	$ 941.4		$ 0		$ 0

[1]	In addition to net realized capital gains, the following other items are excluded from operating earnings because we believe they neither relate to the ordinary course of our business nor reflect our underlying business performance:•In 2012, we recorded a charge of $78.0 million ($120.0 million pretax) related to the settlement of purported class action litigation regarding Aetna's payment practices related to out-of-network health care providers.•In 2012, we incurred transaction and integration-related costs of $25.4 million ($32.6 million pretax) related to the proposed acquisition of Coventry. Transaction costs include advisory, legal and other professional fees which are not deductible for tax purposes and are reflected in our Consolidated Statements of Income in general and administrative expenses. Transaction costs also include the cost of a bridge credit agreement that was in place prior to permanent financing that was obtained in November 2012 for the proposed Coventry acquisition as well as the negative cost of carry associated with such permanent financing. The cost of the bridge credit agreement is reflected in our Consolidated Statements of Income in interest expense. The components of negative cost of carry associated with the permanent financing are reflected in our Consolidated Statements of Income in interest expense, net investment income, and general and administrative expenses.•In 2012, we incurred a loss on the early extinguishment of long-term debt of $55.2 million ($84.9 million pretax) related to repurchases of certain of our outstanding senior notes.•In 2012, we recorded a severance charge of $24.1 million ($37.0 million pretax). In 2010, we recorded severance and facilities charges of $30.8 million ($47.4 million pretax). The 2012 severance charge and the 2010 severance and facilities charges each related to actions taken that year or committed to be taken in the following year. •In 2011, we announced a voluntary early retirement program. In connection with the voluntary early retirement program, we recorded a charge of $89.1 million ($137.0 million pretax) during 2011.•In 2010, we recorded transaction related costs of $43.1 million ($66.2 million pretax). These costs related to our Pharmacy Benefit Management Subcontract Agreement with CVS Caremark Corporation and the announced acquisition of Medicity.•Following a Pennsylvania Supreme Court ruling in June 2009, we recorded litigation-related insurance proceeds of $101.5 million ($156.3 million pretax) in 2010 from our liability insurers related to certain litigation we settled in 2003.
[2]	Operating earnings (loss) excludes net realized capital gains or losses and the other items described in the reconciliation on page 130.
[3]	Revenue from the U.S. federal government was $7.4 billion, $7.0 billion and $7.5 billion in 2012, 2011 and 2010, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2012, 2011 and 2010.
[4]	All within the U.S., except approximately $775 million, $590 million and $429 million in 2012, 2011 and 2010, respectively, which were derived from foreign customers.
[5]	In the fourth quarter of 2012, pursuant to a contractual right exercised by a contract holder, an existing group annuity contract converted from a participating to a non-participating contract. Upon conversion, we recorded a $941.4 million one-time non-cash group annuity conversion premium for this contract and a corresponding $941.4 million one-time non-cash benefit expense on group annuity conversion for this contract.